LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================
As the Funds' fiscal year came to a close, many investors have wondered how the Funds managed to sidestep so much of the market's travails. Indeed, the bear market remained intact and the falling tide exposed many scandals in corporate America. In addition, terrorist actions and threats have kept many investors on the sidelines. This is clearly a time for those with experience in handling difficult markets. Fortunately, the Funds' Adviser, James Investment Research, Inc., weathered the storms in the 70's and cut its teeth on similar markets. The Adviser's conservative, research oriented approach worked well recently, and we hope it will continue to work well going forward.

THE MARKET OVER THE PAST YEAR

The strong advances of the fourth quarter of 2001 were eliminated in the first half of 2002 and new 52 week lows were set on many stocks, especially in the technology, telecommunications and utility sectors. U.S. Treasury Bonds were the one safe haven, but corporate bonds trailed in the bond rally as concerns about corporate debt levels affected them as well.

Over the 12 months ended June 30, 2002, the S&P 500 Index dropped 17.99% and the NASDAQ plummeted by 32.07%. Even the Russell 2000, a small cap index, which rose the prior year, fell by 8.60%. Gold mining stocks and REITs did well in this environment, but utilities were harmed by scandals in the energy trading markets. They did not offer the defensive support they usually do in down markets.

INVESTMENT GOALS AND OBJECTIVES

The conservative objectives and philosophy of James Investment Research, Inc. were the correct prescription during this period of investor disdain and fear. Value investing has proven itself again to be more resistant to market declines. While the wholesale panic of the times has hit most of the sectors of the stock market, our Funds have been able to identify a number of safe havens.

The Funds continue to try and outperform the benchmark indices listed on pages three and four. Their objectives are stated more fully in the Prospectus, which also gives investors an idea of the level of risk the Funds take and an idea of how each Fund is performing. James' research team and portfolio managers take a personal interest in the Funds' performance, and we believe this dedication has come through during these difficult times.

INVESTMENT PHILOSOPHY

James Investment Research, Inc. is proud of its long tradition of original research. Quantitative in nature and rooted in fundamental analysis, this research decried phenomenally high stock valuations of 1999. The faithful belief in value investing has reaped its rewards in the years that followed.

We believe that the coming years will continue to reward value investing. We are confident that our research will continue to show the way to superior returns. There are many companies with growing earnings, even in these uncertain times. These hidden gems are waiting to be discovered by those with the ability and resolve to find them.

FUND PERFORMANCE

THE GOLDEN RAINBOW FUND
The Golden Rainbow Fund achieved national recognition by rating agencies over the course of the fiscal year. Lipper repeatedly named it as a Lipper Leader for preservation of capital and consistent returns. Over the twelve months ended June 30, 2002, the Fund returned 5.37% (before sales loads, if applicable). The benchmark, S&P 500, fell 17.99%. A blend of the S&P 500, the Russell 2000 and the Lehman Brothers Intermediate Government/Credit Index, which more closely approximates the Fund's investments, fell 1.87%.

The Fund's position in high quality U.S. Treasury securities and a position in smaller cap and gold mining stocks were factors in this excellent performance. Our research identified the fragility of the markets and resulted in the low equity exposure and strong bond positions which worked well over the last twelve months.

THE JAMES SMALL CAP FUND
The James Small Cap Fund turned in exceptional performance for the fiscal year, returning 9.65% (before sales loads, if applicable), compared with a decline of 8.60% for its benchmark index, the Russell 2000. The Fund's concentration in value stocks and an overweight in areas such as housing helped to boost returns. Our proprietary stock ranking system and our in-depth fundamental analysis continue to add value in the stock selection process.

THE JAMES MARKET NEUTRAL FUND
The James Market Neutral Fund advanced by 7.06% (before sales loads, if applicable) over the twelve months ended June 30, 2002. The Fund's benchmark, the ninety day U.S. Treasury Bill Index, returned 2.63% over the period. The strong rally in the fourth quarter of 2001 hurt the Fund as many of the short positions moved temporarily higher. However, the last six months were strong as those positions turned profitable.

Even with the tremendous declines in the markets over the last 2 years, we believe there are still many stocks which are overvalued. Of course, these declines have created many new bargains, as well. We believe the market neutral approach will continue to be successful in both rising and falling markets.

THE JAMES LARGE CAP PLUS FUND
The darlings of the mania in 1998 and 1999, large capitalization stocks, continued to be shunned by investors in the twelve months ended June 30, 2002. While the James Large Cap Plus Fund lost 13.29% (before sales loads, if applicable) during that period, it performed much better than its benchmark, the S&P 500, which declined by 17.99%.

While we hate to see any of our Funds fall in price, we are pleased that the Fund has outperformed the S&P 500 over the last year. The Fund has looked for companies with strong earnings, fair valuations and good management. We believe that many of the holdings in the Fund are victims of guilt by association. They are going lower because the whole market is moving lower, not because there are specific problems with them. This type of systematic risk will work in the Fund's favor when the market rises again. We think our approach will continue to help us do relatively well on the upside, as well as it has recently on the downside.

EXPECTATIONS FOR THE FUTURE

As this letter goes to press, in July of 2002, we look at a market devastated by pessimism. While the U.S. economy is showing some signs of steady improvement, concerns over terrorism and corporate fraud are convincing many investors to get out of the market. Foreign investors are also leaving as the dollar weakens against the Yen and the Euro.

This sentiment will eventually lead to a sharp rally in U.S. stocks. While such a rally can be strong and last for months, it is not likely to be the beginning of a new bull market. In this context, investors are advised to be nimble. Opportunities will arise for all the styles in the James Advantage Family of Funds. While styles may go in and out of favor, investors should strive to establish a diversified portfolio of funds with exchange privileges so they can concentrate in those areas offering the greatest opportunities at the time.

Lastly, we would remind investors that James has experience in this kind of market. As recent results show, we have done well in navigating these dangerous waters. The rains may come and go, but a solid, independent approach to investing will weather the tests of time. We continue to be optimistic about the prospects for the Funds.

/s/ Barry R. James

Barry R. James, CFA, CIC
President

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              THE GOLDEN RAINBOW FUND, STANDARD & POOR'S 500 INDEX
                         AND A BLENDED 25/25/50 INDEX(A)

                                [GRAPHIC OMITTED]

                                                         6/02
                                                         ----
The Golden Rainbow Fund (Offer)(B)                     $21,499
The Golden Rainbow Fund (Nav)                          $22,780
Standard & Poor's 500 Index                            $29,499
Blended 25/25/50 Index                                 $24,799

Past performance is not predictive of future performance.

        ----------------------------------------------------------------
                             The Golden Rainbow Fund
                          Average Annual Total Returns

                                         1 Year     5 Years     10 Years
        With Sales Load (Offer)(B)        3.29%      5.57%        8.37%
        Without Sales Load (NAV)          5.37%      6.00%        8.58%
        ----------------------------------------------------------------

(A) The Blended Index is comprised of a 25% weighting in Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intermediate Government/Credit Index.

(B) Offer reflects the maximum sales load. Effective August 20, 2002, the James Advantage Funds are sold without a sales load. (NAV)


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE JAMES SMALL CAP FUND AND RUSSELL 2000 INDEX

                                [GRAPHIC OMITTED]

                                                         6/02
                                                         ----
The James Small Cap Fund (Offer)(B)                    $11,402
The James Small Cap Fund (Nav)                         $12,097
Russell 2000 Index                                     $13,879

Past performance is not predictive of future performance.

          -------------------------------------------------------------
                            The James Small Cap Fund
                          Average Annual Total Returns

                                              1 Year      Since Inception(A)
           With Sales Load (Offer)(B)          3.37%             3.58%
           Without Sales Load (NAV)            9.65%             5.23%
          -------------------------------------------------------------

(A)  Fund Inception was October 2, 1998.

(B) Offer reflects the maximum sales load. Effective August 20, 2002, the James Advantage Funds are sold without a sales load. (NAV)

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES MARKET NEUTRAL FUND AND 90-DAY TREASURY BILL INDEX

                                [GRAPHIC OMITTED]

                                                         6/02
                                                         ----
The James Market Neutral Fund (Offer)(B)               $10,866
The James Market Neutral Fund (Nav)                    $11,529
90-Day Treasury Bill Index                             $11,843

Past performance is not predictive of future performance.

          -------------------------------------------------------------
                          The James Market Neutral Fund
                          Average Annual Total Returns

                                              1 Year      Since Inception(A)
           With Sales Load (Offer)(B)          0.88%             2.25%
           Without Sales Load (NAV)            7.06%             3.88%
          -------------------------------------------------------------

(A)  Fund Inception was October 2, 1998.

(B) Offer reflects the maximum sales load. Effective August 20, 2002, the James Advantage Funds are sold without a sales load. (NAV)


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES LARGE CAP PLUS FUND AND STANDARD & POOR'S 500 INDEX

                                [GRAPHIC OMITTED]

                                                         6/02
                                                         ----
The James Large Cap Plus Fund (Offer)                  $ 6,252
The James Large Cap Plus Fund (Nav)                    $ 6,633
Standard & Poor's 500 Index                            $ 7,515

Past performance is not predictive of future performance.

          -------------------------------------------------------------
                          The James Large Cap Plus Fund
                          Average Annual Total Returns

                                              1 Year      Since Inception(A)
           With Sales Load (Offer)(B)        -18.31%           -16.17%
           Without Sales Load (NAV)          -13.29%           -14.29%
          -------------------------------------------------------------

(A)  Fund Inception was November 1, 1999.

(B) Offer reflects the maximum sales load. Effective August 20, 2002, the James Advantage Funds are sold without a sales load. (NAV)

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
=========================================================================================================================
                                                            THE GOLDEN      THE JAMES        THE JAMES        THE JAMES
                                                             RAINBOW        SMALL CAP      MARKET NEUTRAL   LARGE CAP PLUS
                                                               FUND            FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost ..................................    $ 58,846,453    $  6,825,204     $  6,001,807     $  3,693,388
                                                           ============    ============     ============     ============

   At value ...........................................    $ 65,007,533    $  7,968,774     $  6,191,147     $  3,818,016
Segregated cash with brokers ..........................              --              --        5,419,260               --
Receivable for capital shares sold ....................          12,185          22,740            3,685               --
Receivable for securities sold ........................         112,797         206,355          106,562               --
Dividends and interest receivable .....................         581,332           7,430           15,740            3,921
Other assets ..........................................           1,662              --               --               --
                                                           ------------    ------------     ------------     ------------
      TOTAL ASSETS ....................................      65,715,509       8,205,299       11,736,394        3,821,937
                                                           ------------    ------------     ------------     ------------
LIABILITIES
Securities sold short (proceeds $3,503,857) ...........              --              --        2,855,856               --
Payable for capital shares redeemed ...................          22,555              --            1,416           29,559
Payable for securities purchased ......................         146,464         315,179          188,311               --
Dividends payable on securities sold short ............              --              --            2,213               --
Accrued expenses:
   Management fees ....................................          40,160           7,858           11,997            3,959
   12b-1 distribution and service fees ................           5,000             135              174              103
   Trustees' fees .....................................           1,628              --               --               --
   Other ..............................................          44,006              --               --               --
                                                           ------------    ------------     ------------     ------------
      TOTAL LIABILITIES ...............................         259,813         323,172        3,059,967           33,621
                                                           ------------    ------------     ------------     ------------

NET ASSETS ............................................    $ 65,455,696    $  7,882,127     $  8,676,427     $  3,788,316
                                                           ============    ============     ============     ============
NET ASSETS CONSIST OF:
Paid-in capital .......................................    $ 57,707,817    $  7,232,782     $  8,156,233     $  7,068,088
Undistributed net investment income ...................           1,850              --               --              218
Accumulated net realized gains (losses) from
   security transactions ..............................       1,584,949        (494,225)        (317,147)      (3,404,618)
Net unrealized appreciation on investments ............       6,161,080       1,143,570          837,341          124,628
                                                           ------------    ------------     ------------     ------------
NET ASSETS ............................................    $ 65,455,696    $  7,882,127     $  8,676,427     $  3,788,316
                                                           ============    ============     ============     ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .........       4,744,277         652,760          803,819          572,105
                                                           ============    ============     ============     ============

Net asset value and redemption price per share ........    $      13.80    $      12.08     $      10.79     $       6.62
                                                           ============    ============     ============     ============

Maximum offering price per share ......................    $      14.08    $      12.82     $      11.45     $       7.02
                                                           ============    ============     ============     ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002
==============================================================================================================================
                                                                 THE GOLDEN       THE JAMES       THE JAMES        THE JAMES
                                                                  RAINBOW         SMALL CAP     MARKET NEUTRAL   LARGE CAP PLUS
                                                                    FUND             FUND            FUND             FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ...............................................    $    544,578     $    101,682    $     40,156     $     66,200
   Interest ................................................       2,138,913            7,296         186,265            2,490
                                                                ------------     ------------    ------------     ------------
      TOTAL INVESTMENT INCOME ..............................       2,683,491          108,978         226,421           68,690
                                                                ------------     ------------    ------------     ------------
EXPENSES
   Management fees .........................................         487,690           86,168         150,483           45,852
   12b-1 distribution and service fees - Class A ...........         120,223           17,050          22,858           10,101
   Administration fees .....................................          52,079               --              --               --
   Accounting services fees ................................          30,000               --              --               --
   Professional fees .......................................          29,874               --              --               --
   Dividend expense on securities sold short ...............              --               --          25,850               --
   Shareholder report printing and mailing .................          23,412               --              --               --
   Trustees' fees ..........................................           6,375            4,531           4,543            4,518
   Transfer agent fees .....................................          19,147               --              --               --
   Custodian fees and expenses .............................          18,968               --              --               --
   Postage and supplies ....................................          11,844               --              --               --
   Other expenses ..........................................          14,676               --              --               --
                                                                ------------     ------------    ------------     ------------
Total expenses .............................................         814,288          107,749         203,734           60,471
                                                                ------------     ------------    ------------     ------------

NET INVESTMENT INCOME ......................................       1,869,203            1,229          22,687            8,219
                                                                ------------     ------------    ------------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
   Net realized gains (losses) from security transactions ..       1,584,963           38,063        (226,354)        (729,913)
   Net realized gains on closed short positions ............              --               --         512,952               --
   Net change in unrealized appreciation/depreciation
    on investments .........................................         (56,160)         620,741         288,949          154,702
                                                                ------------     ------------    ------------     ------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS ...................................       1,528,803          658,804         575,547         (575,211)
                                                                ------------     ------------    ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS ...........................................    $  3,398,006     $    660,033    $    598,234     $   (566,992)
                                                                ============     ============    ============     ============

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                                    YEAR             YEAR
                                                                   ENDED            ENDED
                                                                  JUNE 30,         JUNE 30,
                                                                    2002             2001
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...................................    $  1,869,203     $  1,870,390
   Net realized gains on investments .......................       1,584,963        3,984,147
   Net change in unrealized appreciation/
    depreciation on investments ............................         (56,160)      (3,903,949)
                                                                ------------     ------------
Net increase in net assets from operations .................       3,398,006        1,950,588
                                                                ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ....................      (1,888,471)      (1,873,324)
   Distributions from net realized gains ...................      (3,886,347)      (8,994,218)
                                                                ------------     ------------
Decrease in net assets from distributions to shareholders ..      (5,774,818)     (10,867,542)
                                                                ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............................       3,787,834        3,370,371
   Net asset value of shares issued in reinvestment
    of distributions to shareholders .......................       5,585,999       10,556,310
   Payments for shares redeemed ............................      (7,443,087)     (21,862,194)
                                                                ------------     ------------
Net increase (decrease) in net assets
 from capital share transactions ...........................       1,930,746       (7,935,513)
                                                                ------------     ------------

TOTAL DECREASE IN NET ASSETS ...............................        (446,066)     (16,852,467)

NET ASSETS
   Beginning of year .......................................      65,901,762       82,754,229
                                                                ------------     ------------
   End of year .............................................    $ 65,455,696     $ 65,901,762
                                                                ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ........................    $      1,850     $      6,095
                                                                ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .............................................         270,562          228,939
   Shares issued in reinvestment of
    distributions to shareholders ..........................         408,334          734,075
   Shares redeemed .........................................        (528,966)      (1,372,687)
                                                                ------------     ------------
   Net increase (decrease) in shares outstanding ...........         149,930         (409,673)
   Shares outstanding, beginning of year ...................       4,594,347        5,004,020
                                                                ------------     ------------
   Shares outstanding, end of year .........................       4,744,277        4,594,347
                                                                ============     ============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                                    YEAR             YEAR
                                                                   ENDED            ENDED
                                                                  JUNE 30,         JUNE 30,
                                                                    2002             2001
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ............................    $      1,229     $    (28,353)
   Net realized gains on investments .......................          38,063          332,394
   Net change in unrealized appreciation/
    depreciation on investments ............................         620,741           (9,442)
                                                                ------------     ------------
Net increase in net assets from operations .................         660,033          294,599
                                                                ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ....................          (8,354)              --
                                                                ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............................         852,726        2,353,165
   Net asset value of shares issued in reinvestment
    of distributions to shareholders .......................           7,753               --
   Payments for shares redeemed ............................        (696,113)        (832,875)
                                                                ------------     ------------
Net increase in net assets from
 capital share transactions ................................         164,366        1,520,290
                                                                ------------     ------------

TOTAL INCREASE IN NET ASSETS ...............................         816,045        1,814,889

NET ASSETS
   Beginning of year .......................................       7,066,082        5,251,193
                                                                ------------     ------------
   End of year .............................................    $  7,882,127     $  7,066,082
                                                                ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .............................................          74,230          223,914
   Shares issued in reinvestment of
    distributions to shareholders ..........................             692               --
   Shares redeemed .........................................         (62,930)         (78,189)
                                                                ------------     ------------
   Net increase in shares outstanding ......................          11,992          145,725
   Shares outstanding, beginning of year ...................         640,768          495,043
                                                                ------------     ------------
   Shares outstanding, end of year .........................         652,760          640,768
                                                                ============     ============

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                                    YEAR             YEAR
                                                                   ENDED            ENDED
                                                                  JUNE 30,         JUNE 30,
                                                                    2002             2001
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...................................    $     22,687     $    212,493
   Net realized gains (losses) from:
      Security transactions ................................        (226,354)          23,410
      Closed short positions ...............................         512,952          839,545
   Net change in unrealized appreciation/
    depreciation on investments ............................         288,949         (566,296)
                                                                ------------     ------------
Net increase in net assets from operations .................         598,234          509,152
                                                                ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ....................         (38,843)        (212,752)
                                                                ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............................         617,985        3,620,829
   Net asset value of shares issued in reinvestment
    of distributions to shareholders .......................          34,561          211,022
   Payments for shares redeemed ............................      (2,186,164)      (1,161,769)
                                                                ------------     ------------
Net increase (decrease) in net assets
 from capital share transactions ...........................      (1,533,618)       2,670,082
                                                                ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................        (974,227)       2,966,482

NET ASSETS
   Beginning of year .......................................       9,650,654        6,684,172
                                                                ------------     ------------
   End of year .............................................    $  8,676,427     $  9,650,654
                                                                ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ........................    $         --     $      4,067
                                                                ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .............................................          59,619          359,526
   Shares issued in reinvestment of
    distributions to shareholders ..........................           3,439           20,829
   Shares redeemed .........................................        (213,193)        (115,093)
                                                                ------------     ------------
   Net increase (decrease) in shares outstanding ...........        (150,135)         265,262
   Shares outstanding, beginning of year ...................         953,954          688,692
                                                                ------------     ------------
   Shares outstanding, end of year .........................         803,819          953,954
                                                                ============     ============

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                                    YEAR             YEAR
                                                                   ENDED            ENDED
                                                                  JUNE 30,         JUNE 30,
                                                                    2002             2001
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ............................    $      8,219     $    (40,066)
   Net realized losses on investments ......................        (729,913)      (2,559,901)
   Net change in unrealized appreciation/
    depreciation on investments ............................         154,702         (934,539)
                                                                ------------     ------------
Net decrease in net assets from operations .................        (566,992)      (3,534,506)
                                                                ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ....................          (8,001)              --
                                                                ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............................         746,881        3,042,570
   Net asset value of shares issued in reinvestment
    of distributions to shareholders .......................           7,153               --
   Payments for shares redeemed ............................        (894,737)      (1,282,884)
                                                                ------------     ------------
Net increase (decrease) in net assets from
 capital share transactions ................................        (140,703)       1,759,686
                                                                ------------     ------------

TOTAL DECREASE IN NET ASSETS ...............................        (715,696)      (1,774,820)

NET ASSETS
   Beginning of year .......................................       4,504,012        6,278,832
                                                                ------------     ------------
   End of year .............................................    $  3,788,316     $  4,504,012
                                                                ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ........................    $        218               --
                                                                ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .............................................         112,339          279,441
   Shares issued in reinvestment of
    distributions to shareholders ..........................           1,049               --
   Shares redeemed .........................................        (130,311)        (150,233)
                                                                ------------     ------------
   Net increase (decrease) in shares outstanding ...........         (16,923)         129,208
   Shares outstanding, beginning of year ...................         589,028          459,820
                                                                ------------     ------------
   Shares outstanding, end of year .........................         572,105          589,028
                                                                ============     ============

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended June 30,
                                                        --------------------------------------------------------------------------
                                                           2002            2001            2000            1999            1998
                                                        --------------------------------------------------------------------------
Net asset value at beginning of year ...............    $    14.34      $    16.54      $    17.28      $    18.96      $    19.31
                                                        ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
   Net investment income ...........................          0.40            0.40            0.50            0.49            0.65
   Net realized and unrealized
    gains (losses) on investments ..................          0.33           (0.08)           0.31            0.91            1.08
                                                        ----------      ----------      ----------      ----------      ----------
Total from investment operations ...................          0.73            0.32            0.81            1.40            1.73
                                                        ----------      ----------      ----------      ----------      ----------
Less distributions:
   From net investment income ......................         (0.40)          (0.40)          (0.50)          (0.49)          (0.65)
   From net realized gains on investments ..........         (0.87)          (2.12)          (1.50)          (2.59)          (1.43)
                                                        ----------      ----------      ----------      ----------      ----------
Total distributions ................................         (1.27)          (2.52)          (1.55)          (3.08)          (2.08)
                                                        ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .....................    $    13.80      $    14.34      $    16.54      $    17.28      $    18.96
                                                        ==========      ==========      ==========      ==========      ==========

Total return(A) ....................................          5.37%           2.33%           4.98%           7.97%           9.47%
                                                        ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..................    $   65,456      $   65,902      $   82,754      $  107,802      $  132,094
                                                        ==========      ==========      ==========      ==========      ==========
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets(B) .....          1.24%           1.25%           1.07%           1.00%           1.08%

Ratio of net investment income to average net assets          2.84%           2.61%           2.86%           2.71%           3.29%

Portfolio turnover rate ............................            54%             57%             82%             38%             54%

(A)  Total returns exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.22%, 1.19% and 1.23% for the years ended June 30, 2000, 1999 and 1998, respectively.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                     Per Share Data for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------
                                                           Year            Year            Year          Period
                                                          Ended           Ended           Ended           Ended
                                                         June 30,        June 30,        June 30,        June 30,
                                                           2002            2001            2000           1999(A)
                                                        ----------------------------------------------------------
Net asset value at beginning of period .............    $    11.03      $    10.61      $    11.87      $    10.00
                                                        ----------      ----------      ----------      ----------
Income (loss) from investment operations:
   Net investment income (loss) ....................          0.00           (0.04)          (0.05)          (0.00)
   Net realized and unrealized gains
    (losses) on investments ........................          1.06            0.46           (1.21)           1.87
                                                        ----------      ----------      ----------      ----------
Total from investment operations ...................          1.06            0.42           (1.26)           1.87
                                                        ----------      ----------      ----------      ----------
Less distributions:
   From net investment income ......................         (0.01)             --              --           (0.00)
   Return of capital ...............................            --              --              --           (0.00)
                                                        ----------      ----------      ----------      ----------
Total distributions ................................         (0.01)             --              --           (0.00)
                                                        ----------      ----------      ----------      ----------

Net asset value at end of period ...................    $    12.08      $    11.03      $    10.61      $    11.87
                                                        ==========      ==========      ==========      ==========

Total return(B) ....................................          9.65%           3.96%         (10.61%)         18.74%(C)
                                                        ==========      ==========      ==========      ==========

Net assets at end of period (000's) ................    $    7,882      $    7,066      $    5,251      $    6,564
                                                        ==========      ==========      ==========      ==========
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ........          1.48%           1.50%           1.50%           1.49%(D)

Ratio of net investment income
 (loss) to average net assets ......................          0.02%          (0.45%)         (0.48%)         (0.11%)(D)

Portfolio turnover rate ............................            78%             75%            101%             42%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

(B)  Total returns exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                     Per Share Data for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------
                                                           Year            Year            Year           Period
                                                          Ended           Ended           Ended           Ended
                                                         June 30,        June 30,        June 30,        June 30,
                                                           2002            2001            2000           1999(A)
                                                        ----------------------------------------------------------
Net asset value at beginning of period .............    $    10.12      $     9.71      $     9.30      $    10.00
                                                        ----------      ----------      ----------      ----------
Income (loss) from investment operations:
   Net investment income ...........................          0.02            0.24            0.23            0.13
   Net realized and unrealized gains
    (losses) on investments ........................          0.69            0.41            0.41           (0.70)
                                                        ----------      ----------      ----------      ----------
Total from investment operations ...................          0.71            0.65            0.64           (0.57)
                                                        ----------      ----------      ----------      ----------
Less distributions:
   From net investment income ......................         (0.04)          (0.24)          (0.23)          (0.13)
                                                        ----------      ----------      ----------      ----------

Net asset value at end of period ...................    $    10.79      $    10.12      $     9.71      $     9.30
                                                        ==========      ==========      ==========      ==========

Total return(B) ....................................          7.06%           6.76%           7.02%          (5.74%)(C)
                                                        ==========      ==========      ==========      ==========

Net assets at end of period (000's) ................    $    8,676      $    9,651      $    6,684         $    8,284
                                                        ==========      ==========      ==========      ==========
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets,
 excluding dividends on securities sold short ......          1.95%           1.95%           1.95%           1.94%(D)

Ratio of dividend expense on securities sold short .          0.28%           0.25%           0.53%           0.36%(D)

Ratio of net expenses to average net assets ........          2.23%           2.20%           2.48%           2.30%(D)

Ratio of net investment income to average net assets          0.25%           2.47%           2.47%           2.31%(D)

Portfolio turnover rate ............................           154%            104%             90%             54%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

(B)  Total returns exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS
==================================================================================================
                                     Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------
                                                           Year            Year          Period
                                                          Ended           Ended           Ended
                                                         June 30,        June 30,        June 30,
                                                           2002            2001           2000(A)
                                                        ------------------------------------------
Net asset value at beginning of period .............    $     7.65      $    13.65      $    10.00
                                                        ----------      ----------      ----------
Income (loss) from investment operations:
   Net investment income (loss) ....................          0.01           (0.07)          (0.06)
   Net realized and unrealized gains
    (losses) on investments ........................         (1.03)          (5.93)           3.71
                                                        ----------      ----------      ----------
Total from investment operations ...................         (1.02)          (6.00)           3.65
                                                        ----------      ----------      ----------
Less distributions:
   From net investment income ......................         (0.01)             --              --
                                                        ----------      ----------      ----------

Net asset value at end of period ...................    $     6.62      $     7.65      $    13.65
                                                        ==========      ==========      ==========

Total return (B) ...................................        (13.29%)        (43.96%)         36.50%(C)
                                                        ==========      ==========      ==========

Net assets at end of period (000's) ................    $    3,788      $    4,504      $    6,279
                                                        ==========      ==========      ==========
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ........          1.50%           1.50%           1.49%(D)

Ratio of net investment income (loss)
 to average net assets .............................          0.20%          (0.67%)         (0.99%)(D)

Portfolio turnover rate ............................            87%            131%             95%(D)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

(B)  Total returns exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
================================================================================
   SHARES       COMMON STOCKS - 41.4%                                VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 2.7%
      20,000    Barrick Gold Corporation ......................    $    379,800
      52,000    Newmont Mining Corporation ....................       1,369,160
                                                                   ------------
                                                                      1,748,960
                                                                   ------------

                CONSUMER, CYCLICAL - 5.4%
      15,000    CBRL Group, Inc. ..............................         457,800
      16,800    Columbia Sportswear Company* ..................         537,583
      10,000    Darden Restaurants, Inc. ......................         247,000
       6,000    General Motors Corporation ....................         320,700
      13,125    Nautilus Group, Inc.* .........................         401,625
      15,000    Ryan's Family Steak House, Inc.* ..............         198,150
      25,000    Sears, Roebuck & Company ......................       1,357,500
                                                                   ------------
                                                                      3,520,358
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 11.9%
       6,000    Amgen, Inc.* ..................................         251,280
      10,000    Conagra Foods, Inc. ...........................         276,500
      40,000    Coventry Health Care, Inc.* ...................       1,140,000
      31,000    Fleming Companies, Inc. .......................         568,850
      16,000    Hershey Foods Corporation .....................       1,005,760
         260    J.M. Smucker Company ..........................           8,874
      10,000    Mylan Laboratories, Inc. ......................         313,500
      23,000    Pepsi Bottling Group, Inc. ....................         708,400
      13,000    Procter & Gamble Company ......................       1,160,900
       9,900    Sanderson Farms, Inc. .........................         247,599
      35,300    Supervalu, Inc. ...............................         865,909
      20,000    Unilever N.V. (NY Shares) - ADR ...............       1,296,000
                                                                   ------------
                                                                      7,843,572
                                                                   ------------
                ENERGY - 3.1%
       7,000    Amerada Hess Corporation ......................         577,500
       4,470    ChevronTexaco Corporation .....................         395,595
       5,000    Devon Energy Corporation ......................         246,400
      15,000    EOG Resources, Inc. ...........................         595,500
       5,000    Exxon Mobil Corporation .......................         204,600
                                                                   ------------
                                                                      2,019,595
                                                                   ------------
                FINANCIAL - 5.2%
      52,000    Alfa Corporation ..............................         608,400
      18,000    Commerce Group, Inc. ..........................         711,900
       6,000    H&R Block, Inc. ...............................         276,900
      19,000    Health Care Reit, Inc. ........................         569,050
      28,500    RenaissanceRe Holdings, Ltd. ..................       1,043,100
       7,000    SouthTrust Corporation ........................         182,840
                                                                   ------------
                                                                      3,392,190
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       COMMON STOCKS - 41.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
                INDUSTRIAL - 4.8%
      10,000    Aviall, Inc.* .................................    $    140,000
       8,000    Ball Corporation ..............................         331,840
       9,500    Boeing Company ................................         427,500
      18,000    Powell Industries, Inc.* ......................         436,500
      27,000    Precision Castparts Corporation ...............         891,000
      16,000    Teekay Shipping Corporation ...................         590,240
       7,600    Triumph Group, Inc.* ..........................         338,960
                                                                   ------------
                                                                      3,156,040
                                                                   ------------
                TECHNOLOGY - 2.3%
       7,500    Cubic Corporation .............................         177,750
       5,000    Electronic Data Systems Corporation ...........         185,750
      40,000    ESS Technology, Inc.* .........................         701,600
      20,000    Pegasystems, Inc.* ............................         180,380
       4,000    United Technologies Corporation ...............         271,600
                                                                   ------------
                                                                      1,517,080
                                                                   ------------
                UTILITIES - 6.0%
      28,000    Duke Energy ...................................         870,800
      45,400    Energen Corporation ...........................       1,228,070
      29,000    IDACORP, Inc. .................................         797,790
      20,000    Korea Electric Power (KEPCO) Corporation - ADR          209,400
       4,000    Pinnacle West Capital Corporation .............         158,000
       6,000    Public Service Enterprise Group, Inc. .........         259,800
      24,000    Reliant Energy, Inc. ..........................         405,600
                                                                   ------------
                                                                      3,929,460
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $23,337,266) ........    $ 27,127,255
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE     U.S. GOVERNMENT & AGENCY BONDS - 48.7%                 VALUE
--------------------------------------------------------------------------------
$  1,000,000    U.S. Treasury Notes, 3.500%, 11/15/06 .........    $    982,188
   6,000,000    U.S. Treasury Notes, 6.250%, 2/15/07 ..........       6,565,415
   5,000,000    U.S. Treasury Notes, 6.625%, 5/15/07 ..........       5,559,980
   4,000,000    U.S. Treasury Notes, 6.000%, 8/15/09 ..........       4,345,156
   4,000,000    U.S. Treasury Notes, 5.000%, 8/15/11 ..........       4,055,556
   1,000,000    U.S. Treasury Bonds, 10.000%, 5/15/10 .........       1,174,180
   3,100,000    U.S. Treasury Bonds, 5.000%, 2/15/11 ..........       3,152,471
   2,000,000    Federal Farm Credit Bank, 5.950%, 3/16/09 .....       2,118,276
   2,000,000    Federal Farm Credit Bank, 6.260%, 12/2/11 .....       2,130,136
     500,000    Federal Home Loan Mortgage Corporation,
                  6.220%, 2/6/12 ..............................         509,493
     385,032    Government National Mortgage Association,
                  #505608, 6.500%, 4/15/29 ....................         394,507
     841,369    Government National Mortgage Association,
                  #536080, 6.500%, 2/15/31 ....................         860,179
                                                                   ------------

                TOTAL U.S. GOVERNMENT AND AGENCY BONDS
                  (Amortized Cost $29,581,144) ................    $ 31,847,537
                                                                   ------------
================================================================================
  PAR VALUE     CORPORATE BONDS - 6.7%                                 VALUE
--------------------------------------------------------------------------------
$    500,000    Anheuser-Busch Cos., Inc., 6.000%, 4/15/11 ....    $    518,591
     500,000    AT&T Corporation, 5.625%, 3/15/04 .............         460,000
     500,000    Barrick Gold Finance, Inc., 7.500%, 5/1/07 ....         541,622
     500,000    General Electric Capital Corporation, 7.875%,
                  12/1/06 .....................................         563,949
     250,000    National Fuel Gas Co., 6.820%, 8/1/04 .........         264,877
     500,000    Public Service Electric & Gas, 7.375%, 3/1/14 .         516,325
     500,000    Tennessee Valley Authority, 5.625%, 1/18/11 ...         507,774
     500,000    Wal-Mart Stores, 6.550%, 8/10/04 ..............         531,925
     500,000    Wisconsin Public Service, 6.125%, 8/1/11 ......         504,993
                                                                   ------------
                TOTAL CORPORATE BONDS (Amortized Cost $4,300,078)  $  4,410,056
                                                                   ------------
================================================================================
   SHARES       MUTUAL FUNDS - 1.1%                                    VALUE
--------------------------------------------------------------------------------
      45,000    Greater China Fund, Inc. ......................    $    443,250
      14,000    Morgan Stanley Eastern Europe Fund, Inc. ......         254,100
                                                                   ------------
                TOTAL MUTUAL FUNDS (Cost $702,630) ............    $    697,350
                                                                   ------------
================================================================================
   SHARES       SHORT TERM INVESTMENTS - 1.4%                          VALUE
--------------------------------------------------------------------------------
     925,335    First American Treasury (Cost $925,335) .......    $    925,335
                                                                   ------------
                TOTAL INVESTMENT SECURITIES - 99.3%
                  (Amortized Cost $58,846,453) ................    $ 65,007,533

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% ..         448,163
                                                                   ------------
                NET ASSETS - 100.0% ...........................    $ 65,455,696
                                                                   ============

* Non-income producing security.
ADR - American Depository Receipt.
See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
================================================================================
   SHARES       COMMON STOCKS - 97.0%                                  VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 5.7%
       9,550    Albemarle Corporation .........................    $    294,617
       9,375    Meridan Gold, Inc.* ...........................         150,469
                                                                   ------------
                                                                        445,086
                                                                   ------------
                CONSUMER, CYCLICAL - 20.7%
       6,575    Banta Corporation .............................         236,043
       6,785    Columbia Sportswear Company* ..................         217,113
       6,800    LNR Property Corporation ......................         234,600
       5,950    OshKosh B'Gosh, Inc. - Class A ................         258,765
      15,825    Sola International, Inc.* .....................         181,988
       3,660    The Ryland Group, Inc. ........................         182,085
       5,650    The Toro Company ..............................         323,971
                                                                   ------------
                                                                      1,634,565
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 13.8%
      17,200    Helen Of Troy Limited* ........................         200,208
      14,475    Lance, Inc. ...................................         211,046
      10,550    Mid Atlantic Medical Services, Inc.* ..........         330,742
       8,050    Sanderson Farms, Inc. .........................         201,331
      23,090    Stewart Enterprises, Inc. - Class A* ..........         147,083
                                                                   ------------
                                                                      1,090,410
                                                                   ------------
                ENERGY - 9.6%
      12,750    Patina Oil & Gas Corporation ..................         349,604
      11,175    Southwestern Energy Company* ..................         169,637
       7,285    UGI Corporation ...............................         232,683
                                                                   ------------
                                                                        751,924
                                                                   ------------
                FINANCIAL - 14.7%
      19,900    Alfa Corporation ..............................         232,830
       8,830    Capstead Mortage Corporation ..................         198,675
      11,550    Irwin Financial Corporation ...................         232,155
      10,275    Harland (John H.) Company .....................         294,276
       8,020    Oriental Financial Group, Inc. ................         203,387
                                                                   ------------
                                                                      1,161,323
                                                                   ------------
                INDUSTRIAL - 15.5%
       6,100    Lincoln Electronic Holdings, Inc. .............         164,090
       8,620    Powell Industries, Inc.* ......................         209,035
       5,815    Roadway Express, Inc. .........................         208,933
       9,035    Rock-Tenn Company .............................         165,792
       6,360    Triumph Group, Inc.* ..........................         283,656
      11,275    Willbros Group, Inc.* .........................         191,675
                                                                   ------------
                                                                      1,223,181
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       COMMON STOCKS - 97.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
                TECHNOLOGY - 14.9%
       7,115    Ansys, Inc.* ..................................    $    143,012
       4,265    Bio-Rad Laboratories, Inc. - Class A* .........         194,058
      11,900    Cubic Corporation .............................         282,029
      11,950    ESS Technology, Inc.* .........................         209,603
       6,075    Graco, Inc. ...................................         155,581
       8,565    United Industrial Corporation .................         187,145
                                                                   ------------
                                                                      1,171,428
                                                                   ------------
                UTILITIES - 2.1%
      12,000    Avista Corporation ............................         165,600
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $6,499,947) .........    $  7,643,517
                                                                   ------------
================================================================================
   SHARES       SHORT TERM INVESTMENTS - 4.1%                          VALUE
--------------------------------------------------------------------------------
     325,257    First American Treasury (Cost $325,257) .......    $    325,257
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 101.1%
                  (Cost $6,825,204) ...........................    $  7,968,774

                LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)          (86,647)
                                                                   ------------

                NET ASSETS - 100.0% ...........................    $  7,882,127
                                                                   ============

* Non-income producing security.
See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
================================================================================
   SHARES       COMMON STOCKS - 44.8%                                  VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 2.0%
       5,500    Albermarle Corporation ........................    $    169,675
                                                                   ------------
                CONSUMER, CYCLICAL - 7.3%
       2,000    AutoZone, Inc.* ...............................         154,600
       4,800    Banta Corporation .............................         172,320
       2,600    Sears, Roebuck & Company ......................         141,180
       2,500    Whirlpool Corporation .........................         163,400
                                                                   ------------
                                                                        631,500
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 9.4%
       3,000    Elan Corporation PLC - ADR Rights* ............              21
      10,000    Helen Of Troy Limited* ........................         116,400
      11,000    Humana, Inc.* .................................         171,930
       6,000    Mylan Laboratories ............................         188,100
       6,100    Pharmaceutical Resources* .....................         169,458
       9,300    Smithfield Foods, Inc.* .......................         172,515
                                                                   ------------
                                                                        818,424
                                                                   ------------
                ENERGY - 3.8%
       2,760    Apache Corporation ............................         158,645
       3,500    Devon Energy Corporation ......................         172,480
                                                                   ------------
                                                                        331,125
                                                                   ------------
                FINANCIAL - 5.0%
       3,000    Greenpoint Financial Corporation ..............         147,300
       3,000    RenaissanceRe Holdings, Ltd. ..................         109,800
       8,100    Sierra Health Services, Inc.* .................         181,035
                                                                   ------------
                                                                        438,135
                                                                   ------------
                INDUSTRIAL - 3.1%
       9,000    Owens-Illinois, Inc.* .........................         123,660
       8,000    Rock-Tenn Company .............................         146,800
                                                                   ------------
                                                                        270,460
                                                                   ------------
                TECHNOLOGY - 13.6%
       6,000    AO VimpelCom - ADR* ...........................         152,760
       3,600    Bio-Rad Laboratories, Inc. - Class A* .........         163,800
       1,800    BioReliance Corporation* ......................          44,874
      10,000    ESS Technology, Inc.* .........................         175,400
       3,800    Moog Inc. - Class A* ..........................         162,944
       8,200    Overture Services, Inc.* ......................         204,835
      12,200    Pegasystems, Inc.* ............................         110,032
      10,000    Storage Technology Corporation* ...............         159,700
                                                                   ------------
                                                                      1,174,345
                                                                   ------------
                UTILITIES - 0.6%
       3,000    Reliant Energy, Inc. ..........................          50,700
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $3,696,419) .........    $  3,884,364
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE     U.S. GOVERNMENT & AGENCY BONDS - 24.9%                 VALUE
--------------------------------------------------------------------------------
$    500,000    U.S. Treasury Bill, 7/5/02 ....................    $    499,880
     500,000    Federal Home Loan Bank, 2.450%, 1/24/03 .......         500,116
     300,000    Federal Home Loan Bank, 5.760%, 3/25/03 .......         307,938
     250,000    Federal Home Loan Bank, 2.680%, 6/20/03 .......         250,208
     300,000    Federal Home Loan Mortgage Corporation
                  Discount Note, 7/18/02 ......................         299,752
     300,000    Federal National Mortgage Association
                  Discount Note, 9/18/02 ......................         298,874
                                                                   ------------
                TOTAL U.S. GOVERNMENT & AGENCY BONDS
                  (Amortized Cost $2,155,373) .................    $  2,156,768
                                                                   ------------
================================================================================
   SHARES       SHORT TERM INVESTMENTS - 1.7%                          VALUE
--------------------------------------------------------------------------------
     150,015    First American Treasury (Cost $150,015) .......    $    150,015
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 71.4%
                  (Amortized Cost $6,001,807) .................    $  6,191,147

                SEGREGATED CASH WITH BROKERS - 62.4% ..........       5,419,260

                SECURITIES SOLD SHORT - (32.9%)
                  (Proceeds $3,503,857) .......................      (2,855,856)

                LIABILITIES IN EXCESS OF OTHER ASSETS- (0.9%) .         (78,124)
                                                                   ------------

                NET ASSETS - 100.0% ...........................    $  8,676,427
                                                                   ============

* Non-income producing security.
ADR-American Depository Receipt.
See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2002
================================================================================
   SHARES       COMMON STOCKS SOLD SHORT - 32.9%                       VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 4.0%
       2,500    Dow Chemical Company ..........................    $     85,950
       2,000    Great Lakes Chemical Corporation ..............          53,100
       4,000    Lyondell Chemical Company .....................          60,400
       3,500    Millennium Chemicals, Inc. ....................          49,175
       5,000    United States Steel Corporation ...............          99,450
                                                                   ------------
                                                                        348,075
                                                                   ------------
                CONSUMER, CYCLICAL - 5.4%
       4,000    AMR Corporation* ..............................          67,440
       5,500    Gap, Inc. .....................................          78,100
       2,000    Martha Stewart Living Omnimedia, Inc.* ........          22,940
       4,500    Metro-Goldwyn-Mayer, Inc.* ....................          54,945
       1,500    Phelps Dodge Corporation* .....................          61,800
       3,000    Sotheby's Holdings, Inc. - Class A* ...........          42,750
       2,000    Triarc Companies, Inc.* .......................          54,700
       6,100    Wilsons The Leather Experts, Inc.* ............          85,400
                                                                   ------------
                                                                        468,075
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 2.8%
       4,000    Celgene Corporation* ..........................          61,200
       1,500    Cubist Pharmaceuticals, Inc.* .................          14,115
       6,000    Guilford Pharmaceuticals, Inc.* ...............          45,240
       3,000    NPS Pharmaceuticals, Inc.* ....................          45,960
       3,000    Sepracor, Inc.* ...............................          28,650
       2,200    Ventana Medical Systems, Inc.* ................          48,290
                                                                   ------------
                                                                        243,455
                                                                   ------------
                ENERGY - 2.3%
       6,000    Global Industries, Ltd.* ......................          41,940
       3,000    Rowan Companies, Inc. .........................          64,350
       2,000    Schlumberger Limited ..........................          93,000
                                                                   ------------
                                                                        199,290
                                                                   ------------
                FINANCIAL - 5.8%
       3,000    Bank of New York Co., Inc. ....................         101,250
       1,100    Chubb Corporation .............................          77,880
       3,000    CNA Financial Corporation* ....................          79,500
       2,500    J.P. Morgan Chase & Co. .......................          84,800
       1,000    Northern Trust Corporation ....................          44,060
       2,000    Paychex, Inc. .................................          62,580
       2,100    People's Bank .................................          54,831
                                                                   ------------
                                                                        504,901
                                                                   ------------
                INDUSTRIAL - 0.4%
       5,300    Vicor Corporation* ............................          37,047
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES       COMMON STOCKS SOLD SHORT - 32.9% (CONTINUED)           VALUE
--------------------------------------------------------------------------------
                TECHNOLOGY - 11.5%
       5,000    Advanced Fibre Communications, Inc.* ..........    $     82,700
       3,000    Agilent Technologies, Inc.* ...................          71,640
       2,000    Aspen Technology, Inc.* .......................          16,680
       2,500    Broadcom Corporation - Class A* ...............          43,850
       3,040    Brooks-PRI Automation* ........................          77,702
       6,500    Caliper Technologies Corporation* .............          54,275
       5,000    Credence Systems Corporation* .................          88,850
       3,000    Creo, Inc.* ...................................          30,177
       2,000    CV Therapeutics* ..............................          37,240
       3,000    EchoStar Communications, Class A* .............          55,680
       3,000    Emcore Corporation* ...........................          18,000
       3,000    GemstarTV Guide International, Inc.* ..........          16,170
       4,300    InterDigital Communications Corporation* ......          38,915
       3,000    KEMET Corporation* ............................          53,580
       5,000    Kopin Corporation* ............................          33,000
       7,000    Luminex Corporation* ..........................          52,570
       2,500    MatrixOne, Inc.* ..............................          15,025
       6,000    ProBusiness Services, Inc.* ...................          87,414
       2,500    Scios, Inc.* ..................................          76,525
       2,500    Thomas & Betts Corporation* ...................          46,500
                                                                   ------------
                                                                        996,493
                                                                   ------------
                UTILITIES - 0.7%
       7,000    Citizens Communications Company* ..............          58,520
                                                                   ------------
                TOTAL COMMON STOCKS SOLD SHORT
                  (Proceeds $3,503,857) .......................    $  2,855,856
                                                                   ============

* Non-income producing security.
See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
================================================================================
   SHARES       COMMON STOCKS - 98.8%                                  VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS - 2.6%
       8,765    Placer Dome, Inc. .............................    $     98,256
                                                                   ------------
                CONSUMER, CYCLICAL - 24.0%
       4,500    Darden Restaurants, Inc. ......................         111,150
       1,885    Johnson Controls, Inc. ........................         153,835
       2,000    Magna International, Inc. - Class A ...........         137,700
       7,365    Mattel, Inc. ..................................         154,739
       3,600    Pulte Homes, Inc. .............................         206,927
       2,700    Sears, Roebuck & Company ......................         146,610
                                                                   ------------
                                                                        910,961
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 18.0%
       3,535    Albertson's, Inc. .............................         107,676
       3,875    Mylan Laboratories ............................         121,481
       5,400    Pepsi Bottling Group, Inc. ....................         166,320
       1,900    Tenet Healthcare Corporation* .................         135,945
       2,300    Unilever N.V. (NY Shares) .....................         149,040
                                                                   ------------
                                                                        680,462
                                                                   ------------
                ENERGY - 6.6%
       1,970    Anadarko Petroleum Corporation ................          97,121
       5,600    Marathon Oil Corporation ......................         151,872
                                                                   ------------
                                                                        248,993
                                                                   ------------
                FINANCIAL - 22.2%
       2,400    Bank of America Corporation ...................         168,864
       3,400    First Tennessee National Corporation ..........         130,220
       4,500    H&R Block, Inc. ...............................         207,675
       1,725    MGIC Investment Corporation ...................         116,955
       3,745    Progressive Corporation .......................         216,648
                                                                   ------------
                                                                        840,362
                                                                   ------------
                INDUSTRIAL - 7.1%
       3,240    Boeing Company ................................         145,800
       1,755    ITT Industries, Inc. ..........................         123,903
                                                                   ------------
                                                                        269,703
                                                                   ------------
                TECHNOLOGY - 7.9%
       2,250    Electronic Data Systems Corporation ...........          83,588
       2,250    Nividia Corporation* ..........................          38,655
       2,620    United Technologies Corporation ...............         177,898
                                                                   ------------
                                                                        300,141
                                                                   ------------
                UTILITIES - 10.4%
       3,475    FirstEnergy Corporation .......................         115,996
       3,500    PPL Corporation ...............................         115,780
       5,950    Southern Company ..............................         163,030
                                                                   ------------
                                                                        394,806
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $3,619,056) .........    $  3,743,684
                                                                   ============

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       SHORT TERM INVESTMENTS - 2.0%                          VALUE
--------------------------------------------------------------------------------
      74,332    First American Treasury (Cost $74,332) ........    $     74,332
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 100.8%
                  (Cost $3,693,388) ...........................    $  3,818,016

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)          (29,700)
                                                                   ------------

                NET ASSETS - 100.0% ...........................    $  3,788,316
                                                                   ============

* Non-income producing security.
See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
================================================================================
1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (individually the "Fund," collectively the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of
1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with large capitalizations. The Fund generally buys stocks in the S&P 500 Index and will typically hold 25-30 stocks.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles").

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of The Golden Rainbow Fund is equal to the net asset value per share plus a sales load equal to 2.04% of net asset value (or 2.00% of the offering price). The maximum offering price per share of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is equal to the net asset value per share plus a sales load equal to 6.10% of net asset value (or 5.75% of the offering price). The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when James determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. Dividends paid by the Fund in connection with such short sales are recorded as expenses.

All short sales are fully  collateralized.  The Fund maintains the collateral in
segregated   accounts   consisting  of  cash  and/or  high-grade  liquid  assets
sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2002 and 2001 was as follows:

=========================================================================================
                                         The Golden                     The James
                                           Rainbow                      Small Cap
                                            Fund                          Fund
-----------------------------------------------------------------------------------------
                                     2002           2001           2002           2001
                                 --------------------------------------------------------
From ordinary income ........    $ 1,888,471    $ 1,873,324    $     8,354    $        --
From long-term capital gains       3,886,347      8,994,218             --             --
                                 -----------    -----------    -----------    -----------
                                 $ 5,774,818    $10,867,542    $     8,354    $        --
                                 ===========    ===========    ===========    ===========
=========================================================================================

=========================================================================================
                                         The James                     The James
                                       Market Neutral                Large Cap Plus
                                            Fund                          Fund
-----------------------------------------------------------------------------------------
                                     2002           2001           2002           2001
                                 --------------------------------------------------------
From ordinary income ........    $    38,843    $   212,752    $     8,001    $        --
From long-term capital gains              --             --             --             --
                                 -----------    -----------    -----------    -----------
                                 $    38,843    $   212,752    $     8,001    $        --
                                 ===========    ===========    ===========    ===========
=========================================================================================

The following information is computed on a tax basis for each item as of June 30, 2002:

================================================================================================================
                                                  The Golden       The James        The James        The James
                                                   Rainbow         Small Cap      Market Neutral   Large Cap Plus
                                                     Fund             Fund             Fund             Fund
----------------------------------------------------------------------------------------------------------------
Cost of portfolio investments ...............    $ 58,950,044     $  6,825,204     $  6,001,807     $  3,693,388
Gross unrealized appreciation ...............       7,765,014        1,269,201        1,132,140          458,260
Gross unrealized depreciation ...............      (1,707,525)        (125,631)        (294,799)        (333,632)
                                                 ------------     ------------     ------------     ------------
Net unrealized appreciation/depreciation ....    $  6,057,489     $  1,143,570     $    837,341     $    124,628
                                                 ============     ============     ============     ============

Post-October losses .........................    $         --     $         --     $         --     $   (362,068)
                                                 ============     ============     ============     ============

Capital loss carryforward ...................    $         --     $   (494,225)    $   (317,147)    $ (3,042,550)
                                                 ============     ============     ============     ============

Undistributed ordinary income ...............    $      1,850     $         --     $         --     $        218
                                                 ============     ============     ============     ============

Undistributed long-term gains ...............    $  1,688,540     $         --     $         --     $         --
                                                 ============     ============     ============     ============

Accumulated earnings (deficit) ..............    $  7,747,879     $    649,345     $    520,194     $ (3,279,772)
                                                 ============     ============     ============     ============
================================================================================================================

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. These "Post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
The capital loss carryforwards as of June 30, 2002 in the table above expire as follows:
================================================================================
                                              Amount          Expiration Date
--------------------------------------------------------------------------------
The James Small Cap Fund ..........         $  494,225         June 30, 2008
The James Market Neutral Fund .....            317,147         June 30, 2008
The James Large Cap Plus Fund .....            427,706         June 30, 2009
The James Large Cap Plus Fund .....          2,614,844         June 30, 2010
================================================================================

The capital  loss  carryforwards  may be utilized in future  years to offset net
realized   capital  gains,  if  any,  prior  to   distributing   such  gains  to
shareholders.

RECLASSIFICATION OF CAPITAL ACCOUNTS
As of June 30, 2002, the James Small Cap Fund and the James Market Neutral Fund reclassified $7,125 and $12,089, respectively, of excess distributions to paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share. Permanent book to tax basis differences are not included in ending undistributed/distributions in excess of net investment income for purposes of calculating net investment income/loss per share in the financial highlights.

2.   SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for The Golden Rainbow Fund for the year ended June 30, 2002 equaled $12,171,752 and $13,023,889, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the year ended June 30, 2002 equaled $22,265,146 and $22,397,804, respectively, for The Golden Rainbow Fund, $5,598,582 and $5,471,633, respectively, for The James Small Cap Fund, $6,846,916 and $9,335,223, respectively, for The James Market Neutral Fund and $3,446,080 and $3,497,952, respectively, for The James Large Cap Plus Fund. For the year ended June 30, 2002, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $5,031,953 and $5,367,654, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The James Small Cap Fund and The James Large Cap Plus Fund and 1.70% of The James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, based on each Fund's respective average daily net assets, subject to a mininum monthly fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, subject to a minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from The Golden Rainbow Fund and from James with respect to each of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and IFS Fund Distributors, Inc. (the "Distributor"), the Distributor acts as the principal distributor of each Fund's shares. The Distributor earned $1,130, $505, $159 and $335 from underwriting commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, respectively. In addition to these fees, the Distributor receives an annual fee, paid monthly, of $5,000 from the Trust.

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. While the annual limitation for payment of such expenses under The Golden Rainbow Fund's Plan is 0.40% of the average daily net assets of the Fund, the Board of Trustees has currently authorized only 0.25% for such expenditures. The annual limitation for payment of such expenses under the Plans of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is 0.25% of the average daily net assets of each respective Fund.

4.   ADOPTION OF NEW AUDIT GUIDE

The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective July 1, 2001. There has been no material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

5.   SUBSEQUENT EVENT

On August 20, 2002, the Board of Trustees approved the elimination of the front-end sales loads for the James Advantage Funds.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
6.   MANAGEMENT OF THE TRUST (Unaudited)

Listed in the charts below is basic information regarding the Trustees and officers of The James Advantage Funds (the "Trust").

====================================================================================================================================
                                                                                                                        Other
                                                                                                                        Trusteeships
                                                                                                      Portfolios in     Held by
Name                          Position(s)    Term of Office1    Principal                             Fund Complex      Trustee
Address                       Held With      and Length         Occupation(s)                         Overseen by       Outside
Age                           Trust          of Time Served     During Last 5 years                   Trustee Complex   the Fund
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS AND
INTERESTED TRUSTEES:
BARRY R. JAMES, CFA2          President      Since 1997         Executive Vice President,                  4            None
1349 Fairground Road          and Trustee                       James Investment Research, Inc.
Beavercreek, Ohio 45385                                         (1985 to Present)
Age: 45

THOMAS L. MANGAN              Vice           Since 1997         Vice President, James Investment
1349 Fairground Road          President,                        Research, Inc.                             N/A          None
Beavercreek, Ohio 45385       Treasurer and                     (1994 to Present)
Age: 52                       Secretary

------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:

ANTHONY P. D'ANGELO, PH.D.    Trustee        Since 1997         Professor Emeritus, Graduate               4            None
5780 Red Bird Court                                             School of Logistics and Acquisitions
Dayton, Ohio 45431-2919                                         Management, Air Force Institute of
Age: 72                                                         Technology, Wright-Patterson AFB, Ohio
                                                                (1985 to Present)

HAZEL L. EICHELBERGER         Trustee        Since 1997         Retired Senior Vice President,             4            None
c/o The James Advantage Funds                                   Citizen Federal Bank,
1349 Fairground Road                                            Dayton, Ohio
Beavercreek, Ohio 45385                                         (1955 to 1997)
Age: 65

JAMES F. ZID                  Trustee        Since 1997         Retired Partner, Ernst & Young LLP,        4            None
c/o The James Advantage Funds                                   Columbus, Ohio
1349 Fairground Road                                            (1968 to 1993)
Beavercreek, Ohio 45385
Age: 68
====================================================================================================================================

1 Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

2 Mr. James is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with James Investment Research, Inc. James Investment Research, Inc. serves as the investment adviser to the Funds.

The Statement of Additional  Information  contains additional  information about
the  Trustees  and  is  available   without   charge  upon  request  by  calling
1-800-266-5566.

INDEPENDENT AUDITORS' REPORT
================================================================================
To the Trustees and Shareholders of The James Advantage Funds:

We have audited the accompanying statements of assets and liabilities of The James Advantage Funds, including The Golden Rainbow Fund, The James Small Cap
Fund, The James Market Neutral Fund and The James Large Cap Plus Fund (the "Funds"), including the schedules of investments and securities sold short, as of June 30, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Dayton, Ohio
August 7, 2002
(August 20, 2002 as to Note 5)

32
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                                                                              33

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34
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                                                                              35

       INVESTMENT ADVISER                    =============================
James Investment Research, Inc.
           P.O. Box 8                              ==================
       Alpha, Ohio 45301
     jamesfunds@jir-inc.com                              JAMES
                                                       ADVANTAGE
               o                                          FUND

           CUSTODIAN                               ==================
           U.S. Bank
       425 Walnut Street                            Advised by James
     Cincinnati, Ohio 45202                     Investment Research, Inc.

               o

         TRANSFER AGENT                                    o
 Integrated Fund Services, Inc.
         P.O. Box 5354
  Cincinnati, Ohio 45201-5354
                                                     June 30, 2002
               o                                     Annual Report

      INDEPENDENT AUDITORS
     Deloitte & Touche LLP
  1700 Courthouse Plaza, N.E.
       Dayton, Ohio 45402                                  o

               o

          DISTRIBUTOR                           THE GOLDEN RAINBOW FUND
  IFS Fund Distributors, Inc.
     221 East Fourth Street                     THE JAMES SMALL CAP FUND
           Suite 300
     Cincinnati, Ohio 45202                  THE JAMES MARKET NEUTRAL FUND

               o                             THE JAMES LARGE CAP PLUS FUND

         LEGAL COUNSEL                       =============================
       Thompson Hine LLP
       312 Walnut Street
           14th Floor
     Cincinnati, Ohio 45202